Description of Business (Details) $ in Millions	1 Months Ended
	Apr. 30, 2013 item	Sep. 02, 2022 USD ($)	Jun. 30, 2022 item	Jun. 30, 2021 item
Ownership interest in shuttle tankers acquired at formation (as a percent)	100.00%
Number of shuttle tankers acquired at formation	4
Number of operating vessels			17	17
Subsequent event
Undrawn portion of revolving credit facilities | $		$ 35